Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) [Line Items]
FCIC program	$ 245,620
Maturity days	4 days	7 days
Other instruments issued in Chile [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) [Line Items]
Clients and financial institutions	$ 121,586	$ 208,330
Mortgage financial bonds [Member] | Financial assets held-for-trading [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) [Line Items]
Financial asset investments in own-issued	$ 1,733	$ 2,790